Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity	Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Retained earnings	Own shares held	Shareholders' equity	Non-controlling interests		Ordinary shareholders	Preference shareholders	Total
At 1 January at Dec. 31, 2017		£ 11,965	£ 4,058	£ 887	£ 10,881	£ 255	£ 227	£ 2,970	£ 17,130	£ (43)		£ 763
Ordinary shares issued		63		108
Implementation of IFRS 9 on 1 January 2018						34			(105)
Movements in fair value through other comprehensive income - unrealised (losses)/gains						203						(1)
Realised gains						(3)
Tax						(47)
Amount recognized in equity							(156)
Amount transferred from equity to earnings							(365)
Tax							143
Retranslation of net assets								(58)
Foreign currency gains on hedges of net assets								14
Tax								1
Recycled to profit or loss on disposal of businesses	[1]							74
Profit attributable to ordinary shareholders and other equity owners									1,133
Equity preference dividends paid									(74)
Paid-in equity dividends paid									(171)
Realised gains in period on FVOCI equity shares									3
contributions in preparation for ring-fencing	[2]								(2,000)
Remeasurement of the retirement benefit schemes, tax									516
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross									95
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax									(16)
Purchase of own shares										(63)
Shares issued under employee share schemes									(2)	82
Share based payments									18
Currency translation adjustments and other movements												(12)
Profit/(loss) attributable to non-controlling interests												(16)
At 30 June at Jun. 30, 2018		12,028	4,058	995		442	(151)	3,001	16,527	(24)	£ 47,757	734		£ 41,134	£ 2,565	£ 48,491
At 1 January at Dec. 31, 2018		12,049	4,058	1,027	£ 10,881	343	(191)	3,278	14,312	(21)		754				46,490
Ordinary shares issued		42		62								45	[3]
Implementation of IFRS 16 on 1 January 2019	[4]								(187)
Movements in fair value through other comprehensive income - unrealised (losses)/gains						45
Realised gains						(133)
Tax						10
Amount recognized in equity							524
Amount transferred from equity to earnings							(122)
Tax							(94)
Retranslation of net assets								30
Foreign currency gains on hedges of net assets								1
Tax								8
Recycled to profit or loss on disposal of businesses	[1]							(335)
Profit attributable to ordinary shareholders and other equity owners									2,240
Equity preference dividends paid									(20)
Paid-in equity dividends paid									(182)
Ordinary dividends paid									(1,327)
Realised gains in period on FVOCI equity shares									114
Other movements									(68)
Remeasurement of the retirement benefit schemes, tax									18
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross									(96)
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax									10
Purchase of own shares										(58)
Shares issued under employee share schemes									(4)	33
Share based payments									(26)
Currency translation adjustments and other movements												15
Profit/(loss) attributable to non-controlling interests												260
Equity withdrawn and disposals	[5]											(1,058)
At 30 June at Jun. 30, 2019		£ 12,091	£ 4,058	£ 1,089		£ 265	£ 117	£ 2,982	£ 14,784	£ (46)	£ 46,221	£ 16		£ 41,667	£ 496	£ 46,237

[1]	Includes £338 million arising on the completion of the Alawwal bank merger in June 2019, of which £48 million relates to tax. The merger resulted in the de-recognition of the associate investment in Alawwal bank and recognition of a new investment in SABB held at fair value through other comprehensive income (FVOCI). Further impacts in relation to the transaction are disclosed in Note 3 and 6.
[2]	On 17 April 2018, RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NatWest Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. In Q1 2019, NatWest Markets Plc paid a contribution of £53 million to the new NatWest Markets section relating to the non-ring fenced bank.
[3]	Capital injection from RFS Holdings B.V. Consortium Members.
[4]	Refer to Note 2 for further information on the impact of IFRS 16 implementation.
[5]	Distribution to RFS Holdings B.V. Consortium Members on completion of the Alawwal bank merger.